May 31, 2002

                            TOUCHSTONE TAX-FREE TRUST
                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 2001

The following information supplements the Prospectus for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund, the Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the California Tax-Free Money Fund and the Florida Tax-Free Money Fund:
================================================================================
THE FOLLOWING FUNDS HAVE CHANGED THEIR NAMES:

    o The TAX-FREE MONEY FUND has changed its name to the TAX-FREE MONEY MARKET FUND.

    o The OHIO TAX-FREE MONEY FUND has changed its name to the OHIO TAX-FREE MONEY MARKET FUND.

    o The CALIFORNIA TAX-FREE MONEY FUND has changed its name to the CALIFORNIA TAX-FREE MONEY MARKET FUND.

    o The FLORIDA TAX-FREE MONEY FUND has changed its name to the FLORIDA TAX-FREE MONEY MARKET FUND.
================================================================================
THE FOLLOWING INFORMATION PERTAINS ONLY TO THE TAX-FREE INTERMEDIATE TERM FUND:

The Tax-Free Intermediate Term Fund has eliminated the restriction that it may only invest in municipal obligations rated in the three highest rating categories in order to allow the Fund to invest up to 5% of its net assets in municipal obligations that are rated in the fourth highest rating category.

The following information replaces the first paragraph under the heading, "Its Principal Investment Strategies" on page 3 of the Prospectus:

Its Principal Investment Strategies
------------------------------------
The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the 3 highest rating categories. The Fund may purchase unrated securities only if the portfolio manager determines the securities meet the Fund's quality standards.

The following information supplements the information under the heading, "Do the Funds Have Other Investment Strategies in Addition to Their Principal Investment Strategies" on page 30 of the Prospectus:

The Tax-Free Intermediate Term Fund may also invest in obligations rated in the fourth highest category by a rating agency.

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TOUCHSTONE
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                                 The Mark of Excellence in Investment Management



May 31, 2002

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Touchstone Tax-Free Trust
         File Nos. 2-72101 and 811-3174

Ladies and Gentlemen:

Attached for filing is a copy of the supplement dated May 31, 2002 to the Prospectus dated November 1, 2001 for the above-captioned Trust which is being filed pursuant to Rule 497(e) under the Securities Act of 1933.


Very truly yours,

/s/ Betsy Santen

Betsy Santen
Assistant Secretary









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